SEGMENTED INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segmented Information
SCHEDULE OF GEOGRAPHIC SEGMENTS

	December 31, 2022	December 31, 2021
Current assets
Canada	3,198,343	1,779,117
Barbados	493,552	63,677
Botswana	2,746,450	295,703
Total	6,438,346	2,138,497

	December 31, 2022	December 31, 2021
Property, plant and equipment
Canada	10,714	-
Botswana	3,383,956	-
Total	3,394,670	-

	December 31, 2022	December 31, 2021
Exploration and evaluation assets
Botswana	31,823,982	3,099,926